Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us
September 21, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series) CIK No. 0000202032
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class AX, Class B, Class C, Class CX, Class R, Class R5, Class R6, Class RX, Class S, Class Y and Investor Class shares, as applicable, of Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, Invesco Balanced-Risk Retirement 2050 Fund, Invesco Conservative Allocation Fund, Invesco Convertible Securities Fund, Invesco Global Quantitative Core Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Leaders Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund Invesco Small Cap Growth Fund and Invesco U.S. Mortgage Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 99 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 99 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on September 21, 2012.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 713-214-7888.
Sincerely,

/s/ Peter A. Davidson
Peter A. Davidson
Counsel